Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement of Reserves of Equity [Roll Forward]
Beginning balance	$ 2,585,345	$ 1,448,523
Options issued in Premier Acquisition		407,768
Exercise of stock options and settlement of RSUs and pRSUs	12,091	21,755
Share-based compensation	4,469	7,973
Ending Balance	2,353,084	2,585,345
Reserves
Movement of Reserves of Equity [Roll Forward]
Beginning balance	47,038	38,779
Options issued in Premier Acquisition		8,155
Exercise of stock options and settlement of RSUs and pRSUs	(9,887)	(7,869)
Share-based compensation	4,469	7,973
Ending Balance	41,620	47,038
Share-based compensation
Movement of Reserves of Equity [Roll Forward]
Beginning balance	25,113	16,854
Options issued in Premier Acquisition		8,155
Exercise of stock options and settlement of RSUs and pRSUs	(9,887)	(7,869)
Share-based compensation	4,469	7,973
Ending Balance	19,695	25,113
Equity component of Convertible Notes
Movement of Reserves of Equity [Roll Forward]
Beginning balance	18,539	18,539
Options issued in Premier Acquisition		0
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Ending Balance	18,539	18,539
Other
Movement of Reserves of Equity [Roll Forward]
Beginning balance	3,386	3,386
Options issued in Premier Acquisition		0
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Share-based compensation	0	0
Ending Balance	$ 3,386	$ 3,386